Note 20 - Subsequent Event (Details Textual) - Ordinary shares [member] - shares	6 Months Ended
	Aug. 10, 2022	Aug. 05, 2022	Jul. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)			27,441,082	27,441,082
Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Maximum number of shares allowed to be purchased for cancellation (in shares)		1,700,000
Percent of public float		9.54%
Number of shares in public float (in shares)	17,817,350
Number of shares outstanding at end of period (in shares)	27,441,082
Total number of shares issued (in shares)	27,441,082
Daily purchase limit, percentage of average daily trading volume	25.00%
Daily purchase limit, number of shares (in shares)	1,182
Number of shares traded (in shares)	1,054,624
Number of shares traded on TSE system (in shares)	591,481
Number of shares traded on alternate exchanges and trading systems (in shares)	463,143